Convertible Notes Payable (Details Narrative) - USD ($)				12 Months Ended
	Sep. 08, 2022	Aug. 24, 2022	Mar. 20, 2022	Dec. 31, 2022	Mar. 31, 2023	Oct. 24, 2022	May 18, 2022	Dec. 31, 2021	Oct. 31, 2021
Short-Term Debt [Line Items]
Warrants to purchase shares								350,000	2,933,340
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares								1,750,936
Leviston Resources LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, principal amount							$ 500,000
Creecal Holdings, LLC [Member] | Creecal Note [Member]
Short-Term Debt [Line Items]
Debt instrument, principal amount	$ 500,000
Debt instrument, interest rate per annum	22.00%
Debt instrument, interest rate	4.00%
Alpha Capital Anstalt [Member]
Short-Term Debt [Line Items]
Debt instrument, discount rate					10.00%
Alpha Capital Anstalt [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares			600,000
Common stock, par value			$ 0.0001
Debt instrument, conversion			$ 900,000
Alpha Capital Anstalt [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument, principal amount		$ 900,000
Conversion of secured convertible debenture to Common stock, shares		600,000
Debt instrument, maturity date		Aug. 25, 2023
Debt instrument, interest rate per annum		22.00%
Stock issued during period shares				600,000